Note B - Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]	Note B – Allowance for Doubtful Accounts The allowance for doubtful accounts was $498,000 and $561,000 at December 31, 2013 and 2012, respectively.